Note 22 - Subsequent Event	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Subsequent Events [Text Block]

Note 22 – Subsequent Event

On March 2, 2023, the Company announced the completion of a private offering of $12.0 million in aggregate principal amount of fixed rate subordinated notes due March 15, 2025 (the “Notes”) to certain qualified institutional buyers.  On March 16, 2023, the Company completed an additional $2.0 million in aggregate private offering of subordinated debt to accredited investors under the same terms.  The Company intends to use the net proceeds of the offerings for general corporate purposes.

The Notes bear interest at a fixed annual rate of 8.50%, payable semi-annually in arrears on March 15 and September 15 of each year, beginning September 15, 2023. The Notes’ maturity date is March 15, 2025. The Company is entitled to redeem the Notes, in whole or in part, on or after March 15, 2024, and to redeem the Notes at any time in whole upon certain other events, at a redemption price equal to 100% of the outstanding principal amount of the Notes to be redeemed plus any accrued and unpaid interest to, but excluding, the redemption date.